Employee Benefits - Summary of Defined Benefit Plan Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Disclosure of defined benefit plans [line items]
2020	$ 916
2021	464
2022	469
2023	542
2024	535
2025 to 2029	3,910
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2020	767
2021	332
2022	340
2023	414
2024	405
2025 to 2029	3,192
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2020	129
2021	111
2022	107
2023	106
2024	107
2025 to 2029	594
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
2020	20
2021	21
2022	22
2023	22
2024	23
2025 to 2029	$ 124